Common Stock, Preferred Stock, and Share-Based Compensation - Summary of RSU activity (Details) - RSUs - 2024 Incentive Plan $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Granted, Units | shares	11,992,687
Forfeited, Units | shares	(1,163,490)
Vested, Units | shares	(241,971)
Outstanding RSUs at December 31, 2024, Units | shares	10,587,226
Weighted Average Grant Date Fair Value
Granted | $ / shares	$ 11.85
Forfeited | $ / shares	11.53
Vested | $ / shares	13
Outstanding RSUs at December 31, 2024 | $ / shares	$ 11.85
Weighted Average Remaining Contractual Term (years) at December 31, 2024	2 years 6 months 3 days
Aggregate Intrinsic Value at December 31, 2024 | $	$ 180.3